Borrowings (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities Pledged as Collateral	$ 230,263,000	$ 97,671,000
FHLB of Pittsburgh [Member]
Long-term Line of Credit	0	19,672,000
Line of Credit Facility, Maximum Borrowing Capacity	146,517,000
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	316,832,000
Advances from Federal Home Loan Banks	32,001,000
Atlantic Central Bankers Bank [Member]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	7,000,000
PNC Bank [Member]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	16,000,000
Zion Bank [Member]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	17,000,000
Securities Sold under Agreements to Repurchase [Member]
Available-for-sale securities pledged as collateral, amortized cost	35,770,000	36,797,000
Available-for-sale Securities Pledged as Collateral	$ 35,147,000	$ 36,316,000